Discontinued Operations, Assets Held for Sale and Asset Sale Transaction (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Components of Discontinued Operations

The components of the balance sheet accounts presented as assets and liabilities held for sale were as follows:

	September 30, 2017	December 31, 2016
Current assets
Accounts receivable	$126	$130
Inventory	437	660

Current assets held for sale	563	790

Long-term assets
Property & equipment, net	—	39
Goodwill	—	718
Other intangible assets	458	818

Long-term assets held for sale	458	1,575

Current liabilities
Accounts payable	23	127
Accrued compensation and other current liabilities	90	119

Total current liabilities for sale	113	246

Long-term liabilities
Other long-term liabilities	$—	81

Long-term liabilities held for sale	$—	$81

The components of the income statement accounts presented as Discontinued Operations were as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Product revenue	$61	$329	$702	$1,166
Cost of product revenue	237	399	769	1,288

Gross loss	(176)	(70)	(67)	(122)
Expenses
Research and development	573	423	1,946	2,273
Sales and marketing	37	342	220	1,454
General and administrative	204	138	600	314

Total expenses	814	903	2,766	4,041

Operating loss	(990)	(973)	(2,833)	(4,163)
Other income (expense)	(37)	—	(8)	27

Operating loss	(1,027)	(973)	(2,841)	(4,136)
Loss on sale of assets	(208)	—	(208)	—

Net loss from discontinued operations	$(1,235)	$(973)	$(3,049)	$(4,136)

The components of the Balance Sheet accounts presented as assets and liabilities held for sale are as follows.

	December 31, 2016	December 31, 2015
Current assets
Accounts receivable	$133,337	$156,127
Inventory	660,391	551,008
Prepaid expenses and other current assets	—	8,624

Current assets held for sale	793,728	715,759

Long-term assets
Property & equipment, net	60,539	50,282
Goodwill	718,003	718,003
Other intangible assets	817,465	916,807

Long-term assets held for sale	1,596,007	1,685,092

Current liabilities
Accounts payable	123,379	199,714
Accrued compensation and other current liabilities	119,021	1,116,699

Total current liabilities for sale	246,400	1,316,413

Long-term liabilities
Other long-term liabilities	81,000	109,404

Long-term liabilities held for sale	$81,000	$109,404

The components of the Statement of Operations presented as Discontinued Operations are as follows.

	Year Ended December 31,
	2016	2015
Product revenue	$1,450,788	$219,917
Government grant revenue	—	387,555

Total revenue	1,450,788	607,472
Cost of product revenue	1,509,306	352,683

Gross profit loss	(58,518)	254,789
Expenses
Research and development	2,937,662	4,536,244
Sales and marketing	1,630,591	1,737,470
General and administrative	659,227	149,555

Total expenses	5,227,480	6,423,269

Operating loss	(5,285,998)	(6,168,480)
Other income (expense)	(19,896)	—

Net loss from discontinued operations, net of tax effect	$(5,327,594)	$(6,168,480)